Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities
Net income	$ 152,341	$ 434,110	$ 304,519
Adjustments to reconcile net income to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Depreciation and amortization	30,973	7,451
Accretion of discount and other amortization	(30,621)	(45,582)
Interest income in CDOs redirected for reinvestment or CDO bond paydown	(1,895)	(5,484)
Interest income on investments accrued to principal balance	(26,588)	(22,835)
Interest expense on debt accrued to principal balance	440	437
Non-cash directors' compensation	350	280
Reversal of valuation allowance on loans	(25,035)	(24,587)
Other-than-temporary impairment on securities	5,266	18,923
Impairment of long-lived assets
Change in fair value of investments in excess mortgage servicing rights	(3,894)	(9,023)
Change in investments in equity method investments	(19,170)
Equity in earnings from equity method investments	(1,746)
Distributions of earnings from equity method investees	1,069
Gain on settlement of investments (net)	(17,369)	(232,897)
Gain on deconsolidation
Unrealized (gain)/loss on non-hedge derivatives and hedge ineffectiveness	(10,467)	(2,547)
Gain on extinguishment of debt	(4,565)	(24,085)
Change in:
Restricted cash	8,013	2,223
Receivables and other assets	(19,077)	(1,702)
Accounts payable, accrued expenses and other liabilities	63,684	3,220
Payment of deferred interest	(648)	(568)
Deferred interest received	5,125
Net cash provided by (used in) operating activities	106,186	97,334
Cash Flows From Investing Activities
Principal repayments from repurchased CDO debt	114,592	42,835
Principal repayments from CDO securities	3,405	2,014
Principal repayments from non-Agency RMBS	25,178	20,729
Return of investments in excess mortgage servicing rights	15,803	29,167
Principal repayments from loans and non-CDO securities (excluding non-Agency RMBS)	351,268	126,125
Restructuring of investments in media and gold, net of cash and cash equivalents acquired	(60,654)
Purchase of real estate securities	(1,307,862)	(989,709)
Purchase of securities accounted for as linked transactions	(103,140)
Purchase of real estate related and other loans	(382,771)	(27,226)
Proceeds from sale of investments	46,536	127,000
Acquisition of investments in excess mortgage servicing rights		(221,832)
Acquisition of investments in real estate	(1,249,410)	(185,686)
Additions to investments in real estate	(4,804)	(296)
Proceeds from sale of real estate held for sale
Acquisition of servicing rights
Deposit paid on investments	(505)	(25,857)
Return of deposit paid on investments		25,582
Payments on settlement of derivative instruments
Contributions to equity method investees	(386,501)
Distributions of capital from equity method investees	12,134
Net cash provided by (used in) investing activities	(2,926,731)	(1,077,154)
Cash Flows From Financing Activities
Repurchases of CDO bonds payable	(31,285)	(35,748)
Repayments of other bonds and notes payable	(40,347)	(42,443)
Borrowings under repurchase agreements	2,306,433	782,749
Borrowings under repurchase agreements accounted for as linked transactions	60,646
Repayments of repurchase agreements	(1,359,161)	(93,054)
Margin deposits under repurchase agreements	(207,905)	(87,895)
Return of margin deposits under repurchase agreements	175,405	87,895
Borrowings under mortgage notes payable	904,509	120,525
Repayment of mortgage notes payable	(747)
Issuance of common stock	1,264,769	435,821
Costs related to issuance of common stock	(2,471)	(1,083)
Contribution of cash to New Residential upon spin-off	(181,582)
Common stock dividends paid	(165,989)	(104,196)
Preferred stock dividends paid	(5,580)	(5,580)
Payment of financing costs	(40,633)	(2,385)
Purchase of derivative instruments		(244)
Proceeds from settlement of derivative instruments	217
Restricted cash returned from refinancing activities	18,312
Net cash provided by (used in) financing activities	2,694,591	1,054,362
Net Increase (Decrease) in Cash and Cash Equivalents	(125,954)	74,542
Cash and Cash Equivalents, Beginning of Period	231,898	157,356
Less Cash and Cash Equivalents of Discontinued Operations	(31,811)
Cash and Cash Equivalents, End of Period	74,133	231,898
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	48,892	71,395
Cash paid during the period for income taxes	899
Supplemental Schedule of Non-Cash Investing and Financing Activities
Common stock dividends declared but not paid	35,145	37,954
Preferred stock dividends declared but not paid	930	930
Assumption of mortgage notes payable, at fair value	43,128
Re-issuance of other bonds and notes payable to third parties upon deconsolidation of CDO		29,959
Issuance of seller financing for acquisition of senior housing facilities, at fair value	9,412
Purchase price payable on investments in excess mortgage servicing rights		59
Reduction of Assets and Liabilities relating to the spin-off of New Residential
Real estate securities, available for sale	1,647,289
Residential mortgage loans, held-for-investment, net	35,865
Investments in excess mortgage servicing rights at fair value	229,936
Investments in equity method investees	392,469
Receivables and other assets	37,844
Repurchase Agreements	1,320,360
Accrued expenses and other liabilities	642
Acquisitions of Assets and Liabilities relating to media and golf investments, non-cash portion
Investments in other real estate	259,573
Property, plant and equipment	272,153
Intangibles	244,885
Receivables and other assets	145,191
Credit facilities	334,498
Accounts Payable, Accrued Expenses and Other Liabilities	287,439
Noncontrolling interests	366
Restated
Cash Flows From Operating Activities
Net income			304,519
Adjustments to reconcile net income to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Depreciation and amortization			312
Accretion of discount and other amortization			(44,786)
Interest income in CDOs redirected for reinvestment or CDO bond paydown			(10,279)
Interest income on investments accrued to principal balance			(19,507)
Interest expense on debt accrued to principal balance			728
Non-cash directors' compensation			149
Reversal of valuation allowance on loans			(15,163)
Other-than-temporary impairment on securities			15,840
Impairment of long-lived assets			433
Change in fair value of investments in excess mortgage servicing rights			(367)
Gain on settlement of investments (net)			(77,310)
Gain on deconsolidation			(45,072)
Unrealized (gain)/loss on non-hedge derivatives and hedge ineffectiveness			11,572
Gain on extinguishment of debt			(66,110)
Change in:
Restricted cash			1,161
Receivables and other assets			(1,342)
Accounts payable, accrued expenses and other liabilities			1,226
Deferred interest received			1,027
Net cash provided by (used in) operating activities			57,031
Cash Flows From Investing Activities
Principal repayments from repurchased CDO debt			65,912
Principal repayments from CDO securities			10,728
Principal repayments from non-Agency RMBS			118
Return of investments in excess mortgage servicing rights			760
Principal repayments from loans and non-CDO securities (excluding non-Agency RMBS)			82,789
Purchase of real estate securities			(333,895)
Proceeds from sale of investments			3,885
Acquisition of investments in excess mortgage servicing rights			(40,492)
Proceeds from sale of real estate held for sale			650
Acquisition of servicing rights			(2,268)
Payments on settlement of derivative instruments			(14,322)
Net cash provided by (used in) investing activities			(226,135)
Cash Flows From Financing Activities
Repurchases of CDO bonds payable			(101,954)
Issuance of other bonds payable			142,736
Repayments of other bonds and notes payable			(204,151)
Borrowings under repurchase agreements			321,020
Repayments of repurchase agreements			(100,012)
Margin deposits under repurchase agreements			(15,754)
Return of margin deposits under repurchase agreements			15,754
Issuance of common stock			211,567
Costs related to issuance of common stock			(905)
Common stock dividends paid			(23,706)
Preferred stock dividends paid			(8,371)
Payment of financing costs			(1,581)
Restricted cash returned from refinancing activities			58,293
Net cash provided by (used in) financing activities			292,936
Net Increase (Decrease) in Cash and Cash Equivalents			123,832
Cash and Cash Equivalents, Beginning of Period			33,524
Less Cash and Cash Equivalents of Discontinued Operations			(9)
Cash and Cash Equivalents, End of Period			157,347
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense			99,096
Supplemental Schedule of Non-Cash Investing and Financing Activities
Common stock dividends declared but not paid			15,777
Preferred stock dividends declared but not paid			930
Re-issuance of other bonds and notes payable to third parties upon deconsolidation of CDO			5,751
Purchase price payable on investments in excess mortgage servicing rights			$ 3,250